Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Revenues:
Franchise fees and royalty income	$ 398,474	$ 359,927	$ 344,020
Rental income	92,145	91,102	93,651
Sales of ice cream products	100,068	84,989	75,256
Other revenues	37,511	41,117	25,146
Total revenues	628,198	577,135	538,073
Operating costs and expenses:
Occupancy expenses-franchised restaurants	51,878	53,739	51,964
Cost of ice cream products	72,329	59,175	47,432
General and administrative expenses, net	240,625	223,620	197,005
Depreciation	24,497	25,359	26,917
Amortization of other intangible assets	28,025	32,467	35,994
Impairment charges	2,060	7,075	8,517
Total operating costs and expenses	419,414	401,435	367,829
Equity in net income (loss) of joint ventures:
Net income, excluding impairment	16,277	17,825	14,301
Impairment charge	(19,752)
Total equity in net income (loss) of joint ventures	(3,475)	17,825	14,301
Operating income	205,309	193,525	184,545
Other income (expense):
Interest income	623	305	386
Interest expense	(105,072)	(112,837)	(115,405)
Gain (loss) on debt extinguishment and refinancing transactions	(34,222)	(61,955)	3,684
Other gains, net	175	408	1,066
Total other expense	(138,496)	(174,079)	(110,269)
Income before income taxes	66,813	19,446	74,276
Provision (benefit) for income taxes	32,371	(7,415)	39,268
Net income	$ 34,442	$ 26,861	$ 35,008
Earnings (loss) per share:
Basic and diluted	$ (1.41)	$ (2.04)	$ (1.69)
Common Stock Class L [Member]
Earnings (loss) per share:
Basic and diluted	$ 6.14	$ 4.87	$ 4.57